UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

SEC FILE NUMBER
00-314 79

(Check One):	[ ] Form 10-K and Form 10-KSB
[ ] Form 20-F
[ ] Form 11-K
[X] Form 10-Q and Form 10-QSB
[ ] Form N-SAR

        For Period Ended: September 30, 2001

        Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

        If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

Part I--Registrant Information

Full Name of Registrant: Biogan International, Inc.

Former Name if Applicable: ___________________________________

150 King Street West, Suite 2315
Address of Principal Executive Office (Street and Number)

Toronto, Ontario, Canada M5H 1J9
City, State and Zip Code

Part II--Rules 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

[X](a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X](b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 10-KSB, Form 20-F, Form 11-K, Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or Form 10-QSB, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

[ ](c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

Part III--Narrative

State below in reasonable detail the reasons why Form 10-K, 10-KSB, 20-F, 11-K, 10-Q, 10-QSB, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The Registrant has been unable to complete its quarterly financial statements because the Registrant's independent accountants' review procedures are not completed.

Part IV--Other Information

(1) Name and telephone number of person to contact in regard to this notification:

Robert Doyle                        (416)                                214-3270
(Name)                                (Area Code)                    (Telephone Number)

        (2)     Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

[ ] Yes	[X] No

The Registrant's Form 10-QSB for the three month period ended September 30, 2001 was not filed. During it's fiscal year 2001 the Registrant did not file its required periodic filings. Under the guidance of new management, Biogan has since filed all required disclosure documents including Form 10-KSB for the year ended December 31, 2001 and Forms 10-QSB for the three month periods ended March 31 and June 30, 2002. The Company has provided in its recent filings sufficient information to fully inform investors of the Registrant's current status and all significant information which would have been provided by the Registrant during its period of non-filing.

    (3)     Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

[ X] Yes	[] No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

In the year 2000, we entered into a joint venture agreement with Hechi Industrial Co. Ltd, a mining company operating in the Guangxi Province of China, in anticipation of changing the focus of our business to the smelting and mining of non-ferrous metals in China. However, in July 2001, we were advised that the transactions were not in compliance with the laws of the PRC. Following discussion with Hechi and our U.S., Chinese and Canadian legal counsel, on July 19, 2002, we implemented our transaction with Hechi on a restructured basis, in compliance with Chinese legal requirements. Hechi and the Company implemented the revised structure for the acquisition by completing the following steps: (1) the Hechi shareholders established a wholly-owned British Virgin Islands corporation, Fushan Industrial Co. Ltd.; or Fushan, (2) Fushan established a British Virgin Islands corporation, Biogan International (BVI) Inc., or Biogan (BVI); (3) the company and Hechi terminated the Asset Purchase Agreement; (4) the company contributed its interest in GGM to Biogan (BVI) in exchange for a non-interest bearing demand promissory note in the principal amount of $1.7 million; (5) Hechi and the company amended and restated the agreement establishing GGM to provide for the replacement of the company by Biogan (BVI); and (6) Fushan and the company entered into a share exchange agreement dated July 19, 2002 pursuant to which the company acquired 100% of Biogan (BVI) in exchange for 16,800,000 shares of the company's common stock, 3,624,000 shares of the company's Series B Convertible Preferred Stock and additional capital contributions of $7,300,000 which are to be paid by September 1, 2003. The Series B Convertible Preferred Stock is convertible into 362,400,000 shares of our common stock following stockholder authorization of additional issuable common stock at our next meeting of stockholders. Accordingly, as a result of these transactions, we acquired, as intended under the original agreement with Hechi, a 92% equity interest and a 95% profits interest in GGM in exchange for 78.4% of our voting capital stock.  For accounting purposes the transaction will be accounted for as a reverse takeover with Hechi treated as having acquired Biogan.

As a result of Biogan's transaction with Hechi, as described above, the company has ceased to be a development company and has become an operating company. As a result of this change, the financial information which will be disclosed by the Registrant in its Form 10-QSB for the three month period ended September 30, 2002 will be substantially different than the Registrant's financial information for the same period of 2001. The Registrant's results of operations for the three month period ended September 30, 2002 will show a net loss of approximately $300,000.

(Name of Registrant as Specified in Charter) BIOGAN INTERNATIONAL, INC.

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 14, 2001	By:/s/ Robert Doyle
Name: Robert Doyle
Title: Chief Financial Officer and Executive Vice President

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION

Intentional misstatements of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).